Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 57,016	$ 72,284
Accounts receivable, net of reserve for doubtful accounts	262,821	234,273
Other current financial assets	12,573	3,890
Inventories	183,629	159,334
Income tax receivables	24,342	17,289
Prepaid expenses and other current assets	34,938	35,038
Total current assets	575,319	522,108
Property, plant and equipment - net	483,534	462,129
Goodwill	55,546	58,180
Intangible assets - net	95,245	70,722
Investment in equity method affiliates	5,332	5,585
Deferred income tax assets	52,395	38,195
Other financial assets	2,723	3,564
Other assets	2,928	3,883
Total non-current assets	697,703	642,258
Total assets	1,273,022	1,164,366
Current liabilities
Accounts payable	163,585	169,624
Current portion of long term debt and other financial liabilities	41,020	6,022
Current portion of employee benefit plan obligation	855	763
Accrued liabilities	56,297	59,471
Income taxes payable	28,086	15,539
Other current liabilities	30,493	33,733
Total current liabilities	320,336	285,152
Long-term debt, net	643,748	681,144
Employee benefit plan obligation	60,377	64,627
Deferred income tax liabilities	45,504	20,470
Other liabilities	44,161	17,668
Commitments and contingencies	0	0
Total non-current liabilities	793,790	783,909
Stockholders' equity
Common stock	84,254	83,770
Less cost of 517,081 and 314,912 shares of common treasury stock	(8,683)	(3,773)
Additional paid-in capital	63,544	102,529
Retained earnings/(Accumulated deficit)	39,409	(81,901)
Accumulated other comprehensive income/(loss)	(19,628)	(5,320)
Total stockholders' equity	158,896	95,305
Total liabilities and stockholders' equity	$ 1,273,022	$ 1,164,366